Accounts and Other Receivables (Tables)	3 Months Ended
Mar. 31, 2018
Receivables [Abstract]
Schedule of Accounts and Other Receivables
As of March 31, 2018 and December 31, 2017, accounts and other receivables consisted of the following (in millions):

	March 31,	December 31,
	2018	2017
SPL trade receivable	$232	$185
Other accounts receivable	8	6
Total accounts and other receivables	$240	$191